Schedule of Financial Assets measured in Fair Value (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Investments in investees	₪ 2,613	₪ 2,565
Investment in XTL stocks	157	330
Total assets	2,770	2,895
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investments in investees	48
Investment in XTL stocks	157	330
Total assets	205	330
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investments in investees
Investment in XTL stocks
Total assets
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investments in investees	2,565	2,565
Investment in XTL stocks
Total assets	₪ 2,565	₪ 2,565